INTANGIBLE ASSETS (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 944.0	$ 929.2
Acquisition of subsidiaries	119.5	29.1
Disposal and remeasurement of interest in investment	(10.9)
Amortization	(68.3)	(69.1)
Transfers and others	(1.9)	2.8
Exchange differences	25.9	0.1
Intangible assets, end	$ 1,055.6	944.0
Number of intangible assets with indefinite useful life other than goodwill	0
Cost of sales
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	$ 41.8	44.5
Research and development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	25.0	23.2
Selling, general and administrative expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	1.5	1.4
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,316.6
Intangible assets, end	1,496.4	1,316.6
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(372.6)
Intangible assets, end	(440.8)	(372.6)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	560.0	556.6
Acquisition of subsidiaries	57.6	4.9
Disposal and remeasurement of interest in investment	(10.9)
Amortization	0.0	0.0
Transfers and others	0.0	0.0
Exchange differences	18.8	(1.5)
Intangible assets, end	625.5	560.0
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	560.0
Intangible assets, end	625.5	560.0
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	0.0
Intangible assets, end	0.0	0.0
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	168.2	157.2
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment	0.0
Amortization	(25.8)	(24.3)
Transfers and others	(1.0)	(2.6)
Exchange differences	(0.2)	0.1
Intangible assets, end	$ 173.7	$ 168.2
Remaining useful lives or amortisation rates, intangible assets other than goodwill, period	5 years 1 month 6 days	5 years 6 months
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 276.0
Intangible assets, end	306.8	$ 276.0
Capitalized development costs | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(107.8)
Intangible assets, end	(133.1)	(107.8)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	106.3	100.7
Acquisition of subsidiaries	61.6	23.6
Disposal and remeasurement of interest in investment	0.0
Amortization	(20.0)	(19.6)
Transfers and others	(0.1)	(0.4)
Exchange differences	6.7	1.8
Intangible assets, end	154.5	106.3
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	202.9
Intangible assets, end	273.8	202.9
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(96.6)
Intangible assets, end	(119.3)	(96.6)
ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	65.8	70.2
Acquisition of subsidiaries	0.3	0.6
Disposal and remeasurement of interest in investment	0.0
Amortization	(16.2)	(17.3)
Transfers and others	0.3	(0.8)
Exchange differences	(0.1)	0.0
Intangible assets, end	64.9	65.8
ERP and other software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	171.4
Intangible assets, end	186.2	171.4
ERP and other software | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(105.6)
Intangible assets, end	(121.3)	(105.6)
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	12.0	17.3
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment	0.0
Amortization	(2.5)	(4.8)
Transfers and others	0.0	(0.8)
Exchange differences	(0.3)	0.3
Intangible assets, end	9.2	12.0
Technology | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	50.7
Intangible assets, end	49.7	50.7
Technology | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(38.7)
Intangible assets, end	(40.5)	(38.7)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	31.7	27.2
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment	0.0
Amortization	(3.8)	(3.1)
Transfers and others	(1.1)	7.4
Exchange differences	1.0	(0.6)
Intangible assets, end	27.8	31.7
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	55.6
Intangible assets, end	54.4	55.6
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(23.9)
Intangible assets, end	(26.6)	(23.9)
Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	47.3	50.9
Internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	0.0	0.0
Internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	32.5	37.8
Internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	0.0	0.0
Internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	14.8	13.1
Internally generated | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	0.0	0.0
Internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately	$ 0.0	0.0
Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		1.0
Not internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		0.0
Not internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		0.0
Not internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		0.2
Not internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		0.0
Not internally generated | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		0.0
Not internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions – acquired separately		$ 0.8